Nature of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Nature of expenses
Production and manufacturing costs	$ 2,738	$ 3,063
Salaries and benefits	12,835	9,917
Consulting fees	4,076	3,395
Research and development expenses	3,433	2,318
Sales and marketing expenses	1,142	574
Amortization and depreciation	1,879	1,538
Share-based compensation	7,205	3,018
Rent	250	231
Software/hardware	619	424
Insurance	1,397	1,278
Other expenses	1,590	411
Nature of expenses, total	$ 37,164	26,167
Salaries and benefits, net of government assistance		376
Research and development expenses, net of reimbursements		$ 316